UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Michael F. Price
Title:          Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

                     New York, NY           11/13/09
     -------------   -------------          -------
      [Signature]    [City, State]           Date

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                                -

Form 13F Information Table Entry Total:       102
                                              ---

Form 13F Information Table Value Total:  $337,727
                                         --------
                                        (thousands)

List of Other Included Managers:

1     MFP Investors LLC

   COLUMN 1                           COLUMN 2         COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7
   --------                           --------         --------    --------          --------           --------   --------
                                                                    VALUE      SHRS OR     SH/   PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     TITLE OF CLASS       CUSIP      (x$1000)    PRN AMT     PRN   CALL  DISCRETION  MANAGERS
--------------                     --------------      -------     --------    --------    ----   ---   ---------  --------
Allied World Assur Hldg Ltd.       SHS                G0219G203      5,531      115,394     SH            SOLE       1
Enstar Group Ltd.                  SHS                G3075P101      3,886       62,550     SH            SOLE       1
Ingersoll-Rand PLC                 CL A               G47791101     12,146      396,034     SH            SOLE       1
Abington Community Bancorp Inc.    COM                00350L109      2,750      355,300     SH            SOLE       1
Adaptec, Inc.                      COM                00651F108        239       71,508     SH            SOLE
American Greetings Corp.           CL A               026375105      5,575      250,000     SH            SOLE       1
Arkansas Best Corp.                COM                040790107      3,596      120,100     SH            SOLE       1
Armstrong World Inds Inc.          COM                04247X102        689       20,000     SH            SOLE
BCSB Bankcorp, Inc.                COM                055367106        372       43,400     SH            SOLE       1
BJ Services Company                COM                055482103        247       12,700     SH            SOLE       1
BRT Realty Trust                   SH BEN INT NEW     055645303        711      124,813     SH            SOLE       1
Boeing Co.                         COM                097023105      1,083       20,000     SH            SOLE
Buckeye GP Holdings LP             COM UNITS LP       118167105      2,583      107,200     SH            SOLE       1
CF Industries Hldgs Inc            COM                125269100      8,623      100,000     SH            SOLE       1
Cache, Inc.                        COM NEW            127150308        833      167,900     SH            SOLE       1
Cadbury PLC                        SPONS ADR          12721E102        128        2,500     SH            SOLE       1
Cape Bancorp Inc.                  COM                139209100      1,167      152,000     SH            SOLE       1
CapitalSource Inc.                 COM                14055X102      2,958      681,600     SH            SOLE       1
Charlotte Russe Holding Inc.       COM                161048103        438       25,000     SH            SOLE       1
Charming Shoppes, Inc.             COM                161133103      1,616      327,900     SH            SOLE       1
ConocoPhillips                     COM                20825C104     15,648      346,500     SH            SOLE       1
Conseco Inc                        COM NEW            208464883     11,166    2,122,814     SH            SOLE       1
Cross A T Co.                      CL A               227478104        139       34,806     SH            SOLE       1
Destination Maternity Corp.        COM                25065D100      5,825      321,316     SH            SOLE       1
Dow Chemical Co.                   COM                260543103      9,776      375,000     SH            SOLE       1
Duckwall-Alco Stores, Inc.         COM                264142100      4,657      264,919     SH            SOLE       1
Eagle Bancorp Inc MD               COM                268948106        958      100,000     SH            SOLE       1
Earthlink Inc.                     COM                270321102        171       20,359     SH            SOLE
Ebay Inc.                          COM                278642103      1,770       75,000     SH            SOLE       1
Encore Cap Group Inc               COM                292554102      7,623      566,800     SH            SOLE       1
Enzon Pharmaceuticals Inc.         COM                293904108      1,980      240,000     SH            SOLE       1
Exxon Mobil Corp.                  COM                30231G102        823       12,000     SH            SOLE
Farmer Bros Co.                    COM                307675108      4,796      231,669     SH            SOLE       1
First Savings Finl Group Inc       COM                33621E109        967       90,400     SH            SOLE       1
Forest City Enterprises Inc.       CL A               345550107     13,006      972,800     SH            SOLE       1
GAMCO Investors Inc.               COM                361438104      3,574       78,200     SH            SOLE       1
Gencorp Inc.                       COM                368682100      4,094      763,794     SH            SOLE       1
GenTek Inc.                        COM NEW            37245X203      3,804      100,000     SH            SOLE       1
Getty Realty Corp.                 COM                374297109        889       36,218     SH            SOLE
Goodrich Corp.                     COM                382388106      2,228       41,000     SH            SOLE       1
Great Florida Bk Miami Lakes Fla   CL A               390528107         42       28,469     SH            SOLE
GulfMark Offshore, Inc.            COM                402629109      3,801      116,100     SH            SOLE       1
Gyrodyne Co. America Inc.          COM                403820103        226        5,391     SH            SOLE
Harris Corp Del                    COM                413875105      5,076      135,000     SH            SOLE       1
Heckmann Corp.                     COM                422680108      2,737      597,500     SH            SOLE       1
Herley Inds Inc.                   COM                427398102      2,503      191,800     SH            SOLE       1
Hilltop Holdings, Inc.             COM                432748101      3,649      297,600     SH            SOLE       1
Home Bancorp Inc                   COM                43689E107      1,219      100,200     SH            SOLE       1
Huntsman Corp.                     COM                447011107      3,644      400,000     SH            SOLE       1
Huron Consulting Group Inc.        COM                447462102     10,009      387,500     SH            SOLE       1
ICO Inc. New                       COM                449293109      3,539      757,800     SH            SOLE       1
Johnson & Johnson                  COM                478160104      2,740       45,000     SH            SOLE
Johnson Outdoors Inc.              CL A               479167108      3,213      357,034     SH            SOLE       1
Kaiser Aluminum Corp.              COM PAR $0.01      483007704      9,454      260,000     SH            SOLE       1
Louisiana Bancorp Inc New          COM                54619P104      6,425      458,936     SH            SOLE       1
Lydall, Inc.                       COM                550819106        343       65,200     SH            SOLE       1
M & F Worldwide Corp.              COM                552541104      2,378      117,500     SH            SOLE       1
MVC Capital Inc.                   COM                553829102      2,575      293,300     SH            SOLE       1
Malvern Federal Bancorp, Inc.      COM                561410101      2,089      222,200     SH            SOLE       1
Marlin Business Services Corp.     COM                571157106      3,128      382,449     SH            SOLE       1
Marvel Entertainment Inc.          COM                57383T103      1,637       33,000     SH            SOLE       1
McGraw Hill Companies Inc.         COM                580645109      6,348      252,500     SH            SOLE       1
Metropcs Communications Inc.       COM                591708102      3,042      325,000     SH            SOLE       1
Miller Inds Inc Tenn               COM NEW            600551204      3,185      289,518     SH            SOLE       1
National Fuel Gas Co N J           COM                636180101      4,980      108,700     SH            SOLE       1
Newell Rubbermaid Inc.             COM                651229106      1,020       65,000     SH            SOLE       1
NorthWestern Corp.                 COM NEW            668074305      4,197      171,800     SH            SOLE       1
Old Republic Intl Corp.            COM                680223104        257       21,093     SH            SOLE
One Liberty Properties Inc         COM                682406103      1,050      116,694     SH            SOLE       1
Peapack-Gladstone Financial Corp.  COM                704699107         86        5,329     SH            SOLE
Pepsi Bottling Group Inc.          COM                713409100      1,458       40,000     SH            SOLE       1
Pfizer Inc.                        COM                717081103      2,104      127,100     SH            SOLE
Presidential Life Corp.            COM                740884101      1,410      136,100     SH            SOLE       1
Primoris Services Corp.            COM                74164F103      1,723      239,000     SH            SOLE       1
Primoris Services Corp.            W EXP 10/02/2010   74164F111        401      180,500     SH            SOLE       1
Prudential Bancorp Inc. PA         COM                744319104      1,071      106,700     SH            SOLE       1
Regions Financial Corp.            COM                7591EP100      5,284      850,900     SH            SOLE       1
Rome Bancorp Inc. New              COM                77587P103        255       29,100     SH            SOLE       1
Rowan Companies, Inc.              COM                779382100      7,347      318,485     SH            SOLE       1
Royal Dutch Shell PLC              Spon ADR A         780259206        846       14,800     SH            SOLE
SLM Corp.                          COM                78442P106      4,535      520,100     SH            SOLE       1
SPSS Inc.                          COM                78462K102        683       13,677     SH            SOLE       1
Safeguard Scientifics, Inc.        COM                786449108      3,461      315,525     SH            SOLE       1
Schering-Plough Corp.              COM                806605101      3,814      135,000     SH            SOLE       1
Seacoast Banking Corp of Florida   COM                811707306      1,260      500,000     SH            SOLE       1
Sears Holdings Corp.               COM                812350106      6,083       93,138     SH            SOLE
Smithfield Foods Inc.              COM                832248108      2,760      200,000     SH            SOLE       1
Somerset Hills Bancorp             COM                834728107        180       22,200     SH            SOLE       1
South Finl Group Inc.              COM                837841105      2,508    1,706,100     SH            SOLE       1
State Bancorp Inc N.Y.             COM                855716106      1,016      120,200     SH            SOLE       1
Starwood Hotels & Resorts          COM                85590A401        330       10,000     SH            SOLE
Sunoco Inc.                        COM                86764P109        711       25,000     SH            SOLE       1
Syms Corp.                         COM                871551107      1,121      138,570     SH            SOLE       1
TFS Financial Corp.                COM                87240R107      3,356      282,000     SH            SOLE       1
Terra Industries Inc.              COM                880915103     14,041      405,000     SH            SOLE       1
Transatlantic Hldgs Inc            COM                893521104      4,641       92,500     SH            SOLE       1
Unitrin Inc.                       COM                913275103      2,826      145,000     SH            SOLE       1
                                   COM PAR $.01
WHX Corp.                          NEW                929248607         54       28,188     SH            SOLE
Warwick Valley Tel Co              COM                936750108        245       20,768     SH            SOLE       1
Washington Post Co                 CL B                939640108     1,591        3,400     SH            SOLE       1
Websense Inc.                      COM                947684106      2,381      141,700     SH            SOLE       1
Wyeth                              COM                983024100     14,574      300,000     SH            SOLE       1


   COLUMN 1                                    COLUMN 8
   --------                                    --------
                                            VOTING AUTHORITY
NAME OF ISSUER                         SOLE     SHARED     NONE
--------------                         -----    ------     ----

Allied World Assur Hldg Ltd.          115,394
Enstar Group Ltd.                      62,550
Ingersoll-Rand PLC                    396,034
Abington Community Bancorp Inc.       355,300
Adaptec, Inc.                          71,508
American Greetings Corp.              250,000
Arkansas Best Corp.                   120,100
Armstrong World Inds Inc.              20,000
BCSB Bankcorp, Inc.                    43,400
BJ Services Company                    12,700
BRT Realty Trust                      124,813
Boeing Co.                             20,000
Buckeye GP Holdings LP                107,200
CF Industries Hldgs Inc               100,000
Cache, Inc.                           167,900
Cadbury PLC                             2,500
Cape Bancorp Inc.                     152,000
CapitalSource Inc.                    681,600
Charlotte Russe Holding Inc.           25,000
Charming Shoppes, Inc.                327,900
ConocoPhillips                        346,500
Conseco Inc                         2,122,814
Cross A T Co.                          34,806
Destination Maternity Corp.           321,316
Dow Chemical Co.                      375,000
Duckwall-Alco Stores, Inc.            264,919
Eagle Bancorp Inc MD                  100,000
Earthlink Inc.                         20,359
Ebay Inc.                              75,000
Encore Cap Group Inc                  566,800
Enzon Pharmaceuticals Inc.            240,000
Exxon Mobil Corp.                      12,000
Farmer Bros Co.                       231,669
First Savings Finl Group Inc           90,400
Forest City Enterprises Inc.          972,800
GAMCO Investors Inc.                   78,200
Gencorp Inc.                          763,794
GenTek Inc.                           100,000
Getty Realty Corp.                     36,218
Goodrich Corp.                         41,000
Great Florida Bk Miami Lakes Fla       28,469
GulfMark Offshore, Inc.               116,100
Gyrodyne Co. America Inc.               5,391
Harris Corp Del                       135,000
Heckmann Corp.                        597,500
Herley Inds Inc.                      191,800
Hilltop Holdings, Inc.                297,600
Home Bancorp Inc                      100,200
Huntsman Corp.                        400,000
Huron Consulting Group Inc.           387,500
ICO Inc. New                          757,800
Johnson & Johnson                      45,000
Johnson Outdoors Inc.                 357,034
Kaiser Aluminum Corp.                 260,000
Louisiana Bancorp Inc New             458,936
Lydall, Inc.                           65,200
M & F Worldwide Corp.                 117,500
MVC Capital Inc.                      293,300
Malvern Federal Bancorp, Inc.         222,200
Marlin Business Services Corp.        382,449
Marvel Entertainment Inc.              33,000
McGraw Hill Companies Inc.            252,500
Metropcs Communications Inc.          325,000
Miller Inds Inc Tenn                  289,518
National Fuel Gas Co N J              108,700
Newell Rubbermaid Inc.                 65,000
NorthWestern Corp.                    171,800
Old Republic Intl Corp.                21,093
One Liberty Properties Inc            116,694
Peapack-Gladstone Financial Corp.       5,329
Pepsi Bottling Group Inc.              40,000
Pfizer Inc.                           127,100
Presidential Life Corp.               136,100
Primoris Services Corp.               239,000
Primoris Services Corp.               180,500
Prudential Bancorp Inc. PA            106,700
Regions Financial Corp.               850,900
Rome Bancorp Inc. New                  29,100
Rowan Companies, Inc.                 318,485
Royal Dutch Shell PLC                  14,800
SLM Corp.                             520,100
SPSS Inc.                              13,677
Safeguard Scientifics, Inc.           315,525
Schering-Plough Corp.                 135,000
Seacoast Banking Corp of Florida      500,000
Sears Holdings Corp.                   93,138
Smithfield Foods Inc.                 200,000
Somerset Hills Bancorp                 22,200
South Finl Group Inc.               1,706,100
State Bancorp Inc N.Y.                120,200
Starwood Hotels & Resorts              10,000
Sunoco Inc.                            25,000
Syms Corp.                            138,570
TFS Financial Corp.                   282,000
Terra Industries Inc.                 405,000
Transatlantic Hldgs Inc                92,500
Unitrin Inc.                          145,000
WHX Corp.                              28,188
Warwick Valley Tel Co                  20,768
Washington Post Co                      3,400
Websense Inc.                         141,700
Wyeth                                 300,000